RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

On August 1, 2019, the Company entered into a business services agreement (the “Agreement”) with Business Instincts Group (“BIG”), a company that Cameron Chell, CEO and director has a material interest in that he previously controlled, to provide corporate development and governance, strategic facilitation and management, general business services, office space, corporate business development video content, website redesign and management, and online visibility management. The services are provided by a team of consultants and the costs of all charges are based on the fees set in the Agreement. For the three and nine months ended September 30, 2026, the Company incurred fees of $162,834 (2025 — $124,208) and $445,404 (2025 — $302,886), respectively. As at September 30, 2026, the Company was indebted to this company in the amount of $nil (2025 — $nil).

On October 1, 2019, the Company entered into an independent consultant agreement (“Consultant Agreement”) with 1502372 Alberta Ltd, a company controlled by Cameron Chell, CEO and director, to provide executive consulting services to the Company. The costs of all charges are based on the fees set in the Consultant Agreement. For the three and nine months ended September 30, 2026, the Company incurred fees of $225,813 (2025 — $109,438) and $672,848 (2025 — $520,089), respectively. As at September 30, 2026, the Company was indebted to this company in the amount of $42,000 (2025 — $nil).

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)

20.	RELATED PARTY TRANSACTIONS (CONT’D)

On July 3, 2020, the Company entered into an executive consultant agreement with Scott Larson, a director of the Company, to provide executive consulting services as President. On May 2, 2022, the Company entered into a further agreement with Scott Larson to provide executive consulting services, with all fees set in the consulting agreement. For the three and nine months ended September 30, 2026, the Company incurred fees of $nil (2025 — $30,744) and $61,666 (2025 — $70,203), respectively. As at September 30, 2026, the Company was indebted to this related party in the amount of $nil (2025 — $nil). The consulting services contract was terminated effective January 19, 2026, and Scott Larson stepped down as a director of the Company effective June 2, 2026.

For the three and nine months ended September 30, 2026 and 2025, salary and commissions were paid to family members of key management. In addition, during 2025, one family member was paid as a contractor prior to becoming an employee. Amounts paid for the three and nine months ended September 30, 2026 were $100,299 and $259,176, respectively.

Trade receivables/payables and accrued receivables/payables:

As at September 30, 2026, the Company had $123,857 (2025 — $122,965) payable to other related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and nine months ended September 30, 2026 and 2025 included:

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
Director fees	$200,675	$122,965	$472,890	$394,803
Salaries	462,193	632,338	1,306,532	1,087,594
Share-based payments	624,007	297,738	5,108,630	697,301
	$1,286,875	$1,053,041	$6,888,052	$2,179,698

Other related party transactions

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
Management fees paid to a company controlled by CEO and director	$225,813	$109,438	$672,848	$520,089
Management fees paid to a company that the CEO holds an economic interest in	162,834	124,208	445,404	302,886
Salary and commission paid to family of key management	100,299	65,280	259,176	135,224
Management fees paid to a company controlled by a director	-	30,744	61,666	70,203
	$488,946	$329,670	$1,439,094	$1,028,402

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)